Operating expenses (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating expenses
Wages, salaries and other staff costs	£ 647	£ 582	£ 750
Social security costs	52	53	50
Pension cost - defined benefit schemes (see Note 4)	131	60	239
Pension cost - gains on curtailments or settlements (see Note 4)			(57)
Pension cost - defined contribution schemes	14	18	18
Staff Costs	844	713	1,000
Premises and equipment	273	233	442
Other administrative expenses	2,921	3,326	3,306
Property, plant and equipment, depreciation and write down (see Note 17)	213	79	75
Intangible assets amortisation (see Note 16)	69	48	61
Depreciation and amortisation expense	282	127	136
Write down of goodwill and other intangible assets (see Note 16)		16	85
Operating expenses	£ 4,320	£ 4,415	£ 4,969